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[NEW YORK LIFE LOGO]                    NEW YORK LIFE INSURANCE COMPANY
                                        51 Madison Avenue
The Company You Keep(R)                 New York, NY 10010
                                        Bus: 212-676-7554
                                        Fax: 212-447-4268
                                        E-Mail: Marijo_F_Murphy@newyorklife.com
                                        www.newyorklife.com

                                        Marijo F. Murphy
                                        Assistant General Counsel

VIA EDGAR

January 2, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New York Life Insurance and Annuity Corporation
     Corporate Sponsored Variable Universal Life Separate Account - 1 File Nos. 333-48300 and 811-07697

Commissioners:

        On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Supplements, both dated 28, 2001 to the Prospectus dated
May 1, 2001 that Registrant would have filed pursuant to Rule 497(b), would not have differed from those filed on December 26, 2001 as part of the Registrant's most recent registration statement; and (ii) the text of the most recent amendment to the registration statement was filed electronically on December 26, 2001.

        If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-7554.

                                                Very truly yours,

                                                /s/ Marijo F. Murphy
                                                --------------------
                                                Marijo F. Murphy
                                                Assistant General Counsel




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